Mezzanine Equity And Stockholders' Equity (Deficit) - Summary of Common Stock warrant activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable, beginning balance	4,638,454
Number of warrants issued	4,617,741
Number of warrants outstanding, Expired	(20,713)
Number of warrants outstanding and exercisable, ending balance		4,638,454
Weighted average exercise price, outstanding and exercisable, beginning balance	$ 10.2
Weighted average exercise price, Expired	6.87
Weighted average exercise price, outstanding and exercisable, ending balance	$ 10.16	$ 10.2
Weighted average remaining contractual life in years, outstanding and exercisable	4 years 3 months 7 days	4 years 7 months 13 days
Aggregate intrinsic value of warrants outstanding and exercisable	$ 777,855	$ 1,382,919
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding and exercisable, beginning balance	4,638,454	644,980
Number of warrants issued		16,489
Number of warrants outstanding and exercisable, ending balance		4,638,454	644,980
Weighted average exercise price, outstanding and exercisable, beginning balance	$ 10.2	$ 2.08
Weighted average exercise price, warrants issued		14.2
Weighted average exercise price, outstanding and exercisable, ending balance		$ 10.2	$ 2.08
Weighted average remaining contractual life in years, outstanding and exercisable		4 years 7 months 13 days	5 years 10 days
Aggregate intrinsic value of warrants outstanding and exercisable		$ 1,382,919
Common Stock Warrants [Member] | Public Warrants Assumed in Business Combination [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued		3,976,985
Weighted average exercise price, warrants issued		$ 11.5